Applicable laws and regulations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Provision for modified special mention loans	$ 1,700
Loans, default period	30 days
Capital reserves	$ 95,210	$ 95,210
IFRS generic provision	3.00%
Minimum of the year
Statement [Line Items]
Percentage of liquid assets	30.00%
Percentage of capital adequacy index	8.00%
Percentage of ordinary primary capital	4.50%
Percentage of primary capital	6.00%
Normal
Statement [Line Items]
Percentage of reserve for credit losses	0.00%
Special Mention
Statement [Line Items]
Percentage of reserve for credit losses	20.00%
Substandard
Statement [Line Items]
Percentage of reserve for credit losses	50.00%
Doubtful
Statement [Line Items]
Percentage of reserve for credit losses	80.00%
Unrecoverable
Statement [Line Items]
Percentage of reserve for credit losses	100.00%
Special Mention
Statement [Line Items]
Loans, net	$ 10,900
Superintendence of Banks of Panama
Statement [Line Items]
Percentage of liquidity coverage ratio	199.00%	249.00%
Maturity of deposits in overseas up	186 days
Percentage of liquidity index	80.80%	79.99%
Provisions and credit reserves	$ 136,000	$ 136,000
Superintendence of Banks of Panama | Minimum of the year
Statement [Line Items]
Percentage of liquidity coverage ratio	80.00%	65.00%